KRAMER LEVIN NAFTALIS & FRANKEL LLP

S. ELLIOTT COHAN
COUNSEL
PHONE 212-715-9512
FAX 212-715-8116
ECOHAN@KRAMERLEVIN.COM

August 19, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:                               The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing with the Securities and Exchange Commission (the “Commission”) via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 84 to its registration statement on Form N-1A (“Amendment 84”).  This filing is being made primarily to: (1) add disclosure regarding the portfolio managers for the International Fund and the International Select Fund, two new series of the Registrant, and the portfolio managers’ prior performance; (2) add other, non-material, disclosure not included in Post-effective Amendment No. 83 filed on June 12, 2008 for the purpose of registering the offering of the International Fund and the International Select Fund (“Amendment 83”); and (3) respond to staff comments on Amendment 83.

With regard to the portfolio managers’ prior performance, Registrant will provide performance information of substantially similar registered mutual fund managed and advised by the portfolio management team for each of the International Fund and the International Select Fund for one-, two-, three-, five-, and ten-year periods compared to the MSCI EAFE Index.  Registrant believes that the portfolio managers’ prior performance disclosure is consistent with the no-action positions taken by the staff of the Division of Investment Management in a letter issued to Bramwell Growth Fund (August 7, 1996) and in other letters issued subsequently, and with the disclosures by other registrants.

Registrant understands that, in accordance with Rule 485(d) under the Securities Act, Amendment 83, will not become effective automatically under Rule 485(a)(2) as originally requested.  Registrant expects that Amendment 84 would become effective automatically on October 18, 2008, pursuant to Rule 485(a)(1) under the Securities Act.  With the expectation that Registrant will be requesting acceleration of the effective date of Amendment 84, however, we would appreciate receiving any comments you may have at your earliest convenience.

1177 AVENUE OF THE AMERICAS    NEW YORK NY 10036-2714    PHONE 212.715.9100    FAX 212.715.8000    WWW.KRAMERLEVIN.COM

ALSO AT 47 AVENUE HOCHE    75008 PARIS FRANCE

IN ALLIANCE WITH BERWIN LEIGHTON PAISNER:  LONDON * BRUSSELS

If you have any questions concerning this filing, please call me at 212-715-9512.

Very truly yours,

/s/ S. Elliott Cohan
S. Elliott Cohan

cc:	Michael D. Policarpo
Christopher K. Dyer
Edward J. Veilleux
John A. Danko
John C. Davis
Nathan Greene
Jay G. Baris